Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Tax Expense (Benefit)

The tax expense (benefit) comprises:

	Years Ended December 31, (Amount in Thousands)
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Current Tax	136,700	166,564	198,841	30,561
Deferred Tax	(6,813)	(8,567)	244	38
Total	129,887	157,997	199,085	30,599

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2015	2016	2017
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.00%	0.17%	0.14%
Effect of tax-free investment income	(2.97%)	(4.44%)	(2.03%)
Effect of uncertain tax positions	(1.75%)	(0.01%)	—
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.70%)	(3.96%)	(3.30%)
Effect of deferred tax asset allowance	2.00%	4.70%	1.07%
Effect of tax holidays	(1.28%)	(1.82%)	(0.73%)
Effect of intra-group share transfer	—	1.96%	—
Effect of income from equity in Fund of Fund	—	—	1.92%
Effect of others	0.16%	(0.06%)	0.85%
	20.46%	21.54%	22.92%

Aggregate Amount and Per Share Effect of the Tax Holiday

The aggregate amount and per share effect of the Tax Holiday (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31, (Amount in Thousands Except Shares Data)
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Aggregate	8,103	13,363	6,367	979
Per share effect-basic	0.29	0.47	0.23	0.07
Per share effect-diluted	0.27	0.44	0.21	0.06

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	24,108	37,990	5,839
Tax loss carry forward	63,023	41,185	6,330
Unrealized other income	3,105	2,662	409
Others	—	—	—
Gross deferred tax assets	90,236	81,837	12,578
Valuation allowance	(34,509)	(9,183)	(1,411)
Net deferred tax assets	55,727	72,654	11,167
Deferred tax liabilities:
Unrealized investment income	4,456	50,121	7,703
Net deferred tax liabilities (after offsetting)	4,456	50,121	7,703

Movement of Uncertain Tax Positions

The movement of the Group’s uncertain tax positions is summarized as follows:

	(Amount in Thousands)
	RMB	US$
Unrecognized tax benefit—December 31, 2014	11,128	1,718
Reverse due to lapse of statute of limitations	(11,202)	(1,729)
Exchange rate translation	142	22
Unrecognized tax benefit—December 31, 2015	68	11
Reverse due to lapse of statute of limitations	(68)	(11)
Unrecognized tax benefit—December 31, 2016	—	—
Unrecognized tax benefit—December 31, 2017	—	—